Goldman Sachs Financial Square Treasury Solutions Fund Annual Fund Operating Expenses - Service Shares [Member] - Goldman Sachs Financial Square Treasury Solutions Fund - Service Shares	Nov. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.25%
Component2 Other Expenses	0.25%
Component3 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.70%